Exchange rates in US$ (Tables)	12 Months Ended
Dec. 31, 2018
Foreign Exchange Rates [Abstract]
Summary of principal exchange rate used in preparation of financial statements

The principal exchange rates used in the preparation of the 2018 financial statements were:

	Full-year average			Year-end
	2018	2017	2016	2018	2017	2016
Sterling	1.34	1.29	1.36	1.27	1.34	1.22
Australian dollar	0.75	0.77	0.74	0.70	0.78	0.72
Canadian dollar	0.77	0.77	0.76	0.73	0.79	0.74
Euro	1.18	1.13	1.11	1.14	1.20	1.05
South African rand	0.076	0.075	0.068	0.069	0.081	0.073